General and administrative expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General and administrative expenses
Note 8. General and administrative expenses

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Salaries and payroll taxes	14,130	8,882	10,958
Share-based payments	10,592	10,494	10,655
Employee benefits	8,236	4,984	6,055
Fees and compensation for services	7,412	6,466	9,603
Institutional promotion and advertising	2,237	1,215	1,179
Taxes, rates and contributions	1,311	740	1,718
Other	1,940	1,137	2,232

Total general and administrative expenses	45,858	33,918	42,400